BUSINESS COMBINATIONS - Equity Interest acquired (Details) ¥ in Thousands			1 Months Ended	6 Months Ended
	Jun. 05, 2020 CNY (¥) item	May 02, 2018 CNY (¥)	May 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill				¥ 2,409,325	¥ 1,905,840
Gain from purchase price adjustment				(55,154)
Beijing 10, 11 and 12
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration	¥ 847,586
Contingent consideration	¥ 130,720
Number of data center projects | item	3
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	¥ (2,349)
Accounts receivable	(81,027)
Property and equipment	(1,971,432)
Operating lease ROU assets	(94,821)
Identifiable intangible assets	(191,000)
Other assets	(149,956)
Accounts payable	727,043
Finance lease and other financing obligations, current	171,979
Operating lease liabilities, current	6,092
Finance lease and other financing obligations, non-current	1,062,114
Operating lease liabilities, non- current	92,360
Deferred tax liabilities	13,833
Other liabilities	38,586
Total identifiable net assets	(378,578)
Goodwill	¥ 503,485
Beijing 10, 11 and 12 | Other payables
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration				527,586
Guangzhou 3
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration		¥ 262,244	¥ 207,310
Contingent consideration		¥ 245,244		51,067	118,336
Recognized amounts of identifiable assets acquired and liabilities assumed:
Gain from purchase price adjustment				55,154
Guangzhou 3 | Other payables
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration				31,412	95,274
Guangzhou 3 | Other long-term liabilities
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration				¥ 19,655	¥ 23,062